United States
                         Securities and Exchange Commission
                             Washington, D.C.  20549

                               FORM   N-CSR

Certified Shareholder Report of Registered Management investment companies

                   Investment Company Act file number 811-06680

                                BHIRUD FUNDS INC.
               (Exact Name of Registrant as Specified in Charter)

                           c/o Bhirud Associates, Inc.
                      3 Thorndal Circle, Darien, CT 06820

             (Address of Principal Executive Offices)     (Zip code)
      Registrant's Telephone Number, including Area Code: (203) 662 - 6659

                                  SURESH BHIRUD
                             Bhirud Associates, Inc.
                       3 Thorndal Circle, Darien, CT 06820

                     (Name and Address of Agent for Service)


Registrant's telephone number, including area code: (203) 662-6659

Date of fiscal year end: July 31

Date of reporting period: January 31, 2006


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. 3507.



Item 1.  Reports to Stockholders.



                           The Apex Mid Cap Growth Fund
                              C/o Bhirud Funds Inc.
                       3 Thorndal Circle, Darien, CT 06820
                    Telephone  (203) 662-6659, www.apexfund.net
                  SEMI ANNUAL REPORT dated  January 31st , 2006
                                   (UNAUDITED)

March 21,2006
Performance: The Bottom Line

The line graph below shows how a $10,000 investment in the Fund made on December 23,1992 (the date the fund began to invest in assets other than cash or cash equivalents in accordance with its investment objectives) would have become $3,095 (as of January 31,2006). The line graph shows how this compares to the broad-based Standard & Poor's 500 Index and the Fund's bench mark, the Standard & Poor's MidCap 400 Index, over the same period.


[GRAPH OMITTED]


  Performance Comparison (Average Annual Total Returns - For the periods ended
                                January 31, 2006)

                                   Six          1 Year   5 Years  10 Years
                                   Months

  Apex Mid Cap Growth Fund         +6.57 % **   -1.35 %  -7.45 %  -11.78 %

  S&P 500 (reflects no deduction   +3.72 % **   +8.36 %  -1.29 %  +7.24 %
  for fees, expenses, or taxes)

  S&P 400 (reflects no deduction   +8.42 % **   +20.91%   +8.15%  +13.47 %
  for fees, expenses, or taxes)

** Not annualized

All Fund performance numbers represent past performance numbers, and are no guarantee of future results and the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.

   Top Ten Holdings                        Sector Allocation

   Company Name            % NAV           Sectors        % NAV

   CMGI INC.                8.60           SERVICES       36.11
   SINA CORPORATION         5.08           TECHNOLOGY     31.90
   HOMESTORE.COM            4.95           NONDURABLES    17.77
   NETFLIX INC.             4.51           BASIC           5.39
                                           INDUSTRIES
   CIENA CORP               4.37           CONSTRUCTION    4.95
   NETEASE COM INC.         3.90           CAPITAL GOODS   2.58
   ALKERMES, INC.           3.32           TRANSPORTATION  2.14

   PALM ONE                 3.23           ENERGY          2.07
   RED HAT                  3.15
   AMERICAN MEDICAL         3.09
   SYSTEMS

The above tables gives a top ten holdings and breakdown of the Fund by the Industry Sectors the underlying securities represent as a percentage of net assets (NAV).

See accompanying Notes to Financial Statements


SHAREHOLDER EXPENSE EXAMPLE (Unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees, distribution and/or service (12b-1) fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2005 through January 31, 2006).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Funds' actual expense ratios and an assumed rate of return of 5% per year before expenses, which are not the Funds' actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and will not help you determine the relative total costs of owning different funds.


Fund            Beginning       Ending         Expenses Paid
                Account Value   Account        During Period (*)
                                Value
                August 1, 2005  January 31,    August 1, 2005 -
                                2006           January 31, 2006

Actual (6.57 %  $ 1,000         $1,065.69      $33.01
return**)
Hypothetical*** $ 1,000         $ 993.24       $31.85


* Expenses are equal to the Funds' annualized expense ratio of 6.34%, multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.
**  Returns are with expenses and not annualized.
*** Assumes a 5% annual return before expenses.

See accompanying Notes to Financial Statements

Management's Discussion of Fund Performance

Broadly speaking, the primary sectors in which we are currently invested are computer peripherals, software, entertainment software, drug and biotechs, specialty retailers, semiconductors, and telecom related names. Rather than focusing on sector investing, we remain highly focused on company specific approach with diversification across a spectrum of growth industries that we believe best contributes to long-term performance.

Our focus remains on investing in some of the most interesting growth companies of our times. We emphasize investing in companies whose revenues, earnings, and market share growing at above normal rates due to the superiority of their respective business models. It should be noted that our largest holding CMG Inc. (CMGI), was acquired when total net assets of the fund were significantly higher than the current level. By default it has ended up being the largest holding. We chose to hold on to our investment, as in our view these shares offer significant long term potential.

We remain optimistic regarding the outlook for equity market. We are in an environment of sustained economic growth. Although inflation is slowly rising, it remains contained due to the pre-emptive tightening policy adopted by the Federal Reserve Board. This is one of the factors that have kept long term interest rates from rising in the current cycle. This benign interest rates environment is accompanied by strong corporate earnings and cash flow, thus driving up equity values. Additionally stocks continue to benefit from merger mania that has been in place for some time.

Over the last 2 years, much of the performance in the stock market was concentrated in commodity, energy and capital spending related cyclicals. As the economic cycle and thereby the stock market cycle prolongs, growth stocks are likely to come back in favor. We remain optimistic regarding the prospect of APEX.

Sincerely,



Suresh L. Bhirud, CFA
Chairman

See accompanying Notes to Financial Statements



                          The Apex Mid Cap Growth Fund
         Schedule of Investments report Date January 31, 2006(UNAUDITED)

       CO.  NAME                         Shares   % MV   Market
                                                         Value

        JETBLUE AIRWAYS CORPORATION *       600           7,824
TOTAL  AIR TRANSPORT                               2.14   7,824

       TIVO *                              2000          11,020
TOTAL  BROADCASTING                                3.01  11,020

       RHODIA ADR *                        3500           9,275
TOTAL  CHEMICAL-SPECIALTY                          2.53   9,275

       CAPSTONE TURBINE *                  2000           7,580
TOTAL  COAL/ALT ENERGY                             2.07   7,580

       CRAY INC. *                         3000           6,750
       PALM ONE *                           300          11,844
       SILICON STORAGE TECH *              1000           4,820
TOTAL  COMPUTER & PERIP.                           6.39  23,414

       CHINA.COM CORP CLASS A *            1000           3,870
       CITRIX SYSTEMS INC. *                200           6,168
       CITYVIEW CORP *                    10000             210
       COMPUTER SCIENCES CORP. *            100           5,070
       ELECTONICS FOR IMAGING *             100           2,765
       FVC . COM *                         3000               0
       RED HAT *                            400          11,548
       VA LINUX SYSTEMS *                  1000           1,830
TOTAL  COMPUTER SOFTW & SVC                        8.59  31,461

       EDULINK INC *                      40000               0
TOTAL  DIVERSIFIED CO                              0.00       0

       ALKERMES, INC. *                     500          12,170
       BIOGEN IDEC *                        100           4,475
       GENEREX BIOTECHNOLOGY CORP *        2000           2,580
       ICOS CORP. *                         300           7,455
       NEKTAR THERAPEUTICS *                500           9,885
       VIVUS INC *                            8              27
TOTAL  DRUG INDUSTRY                               9.99  36,592

       TASER INTERNATIONAL INCORPO *       1000           9,440
TOTAL  ELECTRICAL EQUIPT.                          2.58   9,440

       ADAPTIVE BROADBAND *                1300               0
       JDS UNIPHASE CORP. *                2000           6,240
       VPGI CORP *                         8500             425
TOTAL  ELECTRONICS                                 1.82   6,665

       DIAMOND HITTS PRODUCTION IN *       9000               0
       NAPSTER INC *                       2000           7,820
       NETFLIX INC. *                       600          16,530
TOTAL  ENTERTAINMENT                               6.65  24,350

       TALKPOINT LIQUIDATION *              200               0
TOTAL  ENVIRONMENTAL                               0.00       0

       COUER D'ALENE MINES CORP *          1000           5,180
       HECLA MINING *                      1000           5,280
TOTAL  GOLD/SILVER MINING                          2.86  10,460

       ACCLAIM ENTERTAINMENT INC. *        1000              22
TOTAL  HOTEL / GAMING                              0.01      22

       IDENTIX INC. *                      1000           7,990
TOTAL  INDUSTRIAL SERVICES                         2.18   7,990

See accompanying Notes to Financial Statements


       CO.  NAME                         Shares   % MV   Market
                                                         Value

       TOM ONLINE INC. *                    200           4,766
TOTAL  INFORMATION PORTALS                         1.30   4,766

       CMG INFORMATION SERVICES *         21000          31,500
TOTAL  INVESTMENT CO. (DOM) COMP.                  8.60  31,500

       AMERICAN MEDICAL SYSTEMS HO *        500          11,330
TOTAL  MEDICAL SUPPLIES                            3.09  11,330

       JPC CAP PARTNERS INC *               116               0
TOTAL  MISCELLANEOUS                               0.00       0

       STAMPS.COM *                         300           8,553
TOTAL  OFFICE EQUIP & SUP                          2.34   8,553

       SINA CORPORATION *                   800          18,616
TOTAL  ONLINE MEDIA                                5.08  18,616

       NETEASE COM INC. *                   200          14,280
       SHANDA INTERACTIVE ENTERTAI *        500           8,375
TOTAL  ONLINE SERVICES -GAMING                     6.19  22,655

       HOMESTORE.COM *                     3000          18,120
TOTAL  REAL ESTATE INVESTME                        4.95  18,120

       CARMAX INC. *                        300           8,967
       EGGHEAD.COM *                       4260               0
       GSV INC *                            200              24
       LOUDEYE CORP *                     10000           3,920
       PRICELINE.COM *                      400           8,820
TOTAL  RETAIL SPECIALTY                            5.93  21,731

       MOTOROLA INC. *                      200           4,542
       POWERWAVE TECHNOLOGIES *             100           1,461
       TRANSMETA CORPORATION *             8000          11,200
       XILINX INC. *                        300           8,448
TOTAL  SEMICONDUCTOR                               7.00  25,651

       CIENA CORP *                        4000          16,000
       PHAZAR CORP. *                       300           5,073
TOTAL  TELECOM. EQUIPMENT                          5.75  21,073

       KOREA THRUNET CO LTD. *               12               0
       RESEARCH IN MOTION *                 100           6,753
TOTAL  TELECOM. SERVICES                           1.84   6,753

       TOTAL COMMON STOCKS                       102.89 376,841

       TOTAL INVESTMENTS                         102.89 376,841
       OTHER ASSETS (LESS LIABILITIES)            -2.89 -10,600


       NET ASSETS                                100.00 366,241
       NET ASSETS VALUE PER SHARE                          1.46
       OFFERING PRICE PER SHARE                            1.46

       * Non - income producing securities

See accompanying Notes to Financial Statements


                      THE APEX MID CAP GROWTH FUND
STATEMENT OF ASSETS AND LIABILITIES For the six months ended January 31st , 2006
                                   (UNAUDITED)

ASSETS
   Investment Securities at Value              $  376,841
(Identified cost -  $ 795,581) (Note 1)


  Securities Sold                                  14,105
  Prepaid Insurance                                   271
  Total Assets                                              $391,217

LIABILITIES
    Cash - Overdraft                              (1,264)
    Securities Purchased                         (13,534)
    Accrued expenses                             (10,178)
  Total Liabilities                                       ($ 24,976)

    NET ASSETS (Equivalent to $1.46 per share             $  366,241
        based on 250,707  shares outstanding)

COMPOSITION OF NET ASSETS:
  Paid in Capital                             $3,311,613
  Distribution in excess of accumulated Net   (2,526,632)
Realized gain (loss)
  Accumulated Net Investment Income                --
  Net Unrealized Appreciation (Depreciation)    (418,740)
of Investments
  Total Net Assets                              $ 366,241

  STATEMENT OF OPERATIONS (UNAUDITED) FOR THE SIX MONTHS ENDED JANUARY 31, 2006


INVESTMENT INCOME
  Interest                                                    $    0
  Dividends                                                        0
EXPENSES
  Audit                                        $    2,000
  Fund Accounting                                   2,400
  Transfer Agent                                    1,200
  Shareholder Report                                   48
  Director                                          3,000
  Registration                                         50
  Insurance                                           311
  Fund Administration (Note 4)                        394
  Custodian                                         3,000
  Investment Advisor (Note 4)                       1,972
  12b-1 Fees (Note 6)                                 493
 Total Expenses                                             (14,868)
  Expense Reimbursement/ waived by Advisor                    2,366
(Note 4)
  Expense net of Reimbursement/ waiver                      (12,502)
NET INVESTMENT GAIN (LOSS)                                  (12,502)
       REALIZED AND UNREALIZED GAIN (LOSS) ON
                                  INVESTMENTS
  Net Realized Gain (Loss) on Investments                  (441,653)
  Change in Unrealized Appreciation                         479,353
(Depreciation) of Investments

    NET REALIZED/UNREALIZED GAIN (LOSS) ON INVESTMENTS       37,700

NET INCREASE (DECREASE) IN NET ASSETS                        25,198
RESULTING FROM OPERATION

See accompanying Notes to Financial Statements


                          THE APEX MID CAP GROWTH FUND
        STATEMENT OF CHANGES IN NET ASSETS   FOR EACH PERIOD (UNAUDITED)

                                           For the Six  For the Year
                                          Months Ended         Ended
                                      January 31, 2006 July 31, 2005
INCREASE (DECREASE) IN NET ASSETS
  Net Investment Income/ (loss)            $  (12,502)   $  (34,961)
  Net Realized Gain / (loss) on              (441,653)     (668,374)
investment  Securities Sold
  Net unrealized                               479,353       653,468
appreciation/(depreciation) of
Investments
  Net Increase (Decrease) in Net             $  25,198   $  (49,867)
Assets Resulting from Operations

DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Dividend distributions paid                        0             0
  Capital Gains                                      0             0
  Total Distributions                                0             0

CAPITAL SHARE TRANSACTIONS
  Shares Sold                                    6,100         4,250
  Shares issued in lieu of Cash                      0             0
Distributions
  Cost of shares Redeemed                    (120,447)     (535,288)
  Increase (Decrease) in Net Assets          (114,347)     (531,038)
Due to Capital Share Transactions

  TOTAL INCREASE (DECREASE) IN NET
ASSETS                                        (89,149)     (580,905)
  NET ASSETS BEGINNING OF PERIOD               455,390     1,036,295
  NET ASSETS END OF PERIOD                   $ 366,241     $ 455,390

 FINANCIAL HIGHLIGHTS FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD (UNAUDITED)

                              For the For the For the  For the For the
                                  Six    Year    Year     Year    Year
                               Months   Ended   Ended    Ended   Ended
                                Ended
                              January    July    July     July    July
                                  31,     31,     31,      31,     31,
                                 2006    2005    2004     2003    2002

NET ASSET VALUE, BEGINNING OF   $1.37   $1.51   $1.65    $0.79   $1.31
PERIOD
Income/(Loss) from Investment
Operations:
  Net Investment               (0.05)  (0.10)  (0.02)   (0.09)  (0.15)
Income/(Loss)
  Net Gain/(Loss) on             0.14  (0.04)  (0.12)    0.95   (0.37)
Securities (Both Realized and
Unrealized)
  Total from Investment          0.09  (0.14)  (0.14)    0.86   (0.52)
Operations
Distributions:
  Dividend Distributions Paid    0.00    0.00    0.00     0.00    0.00
  Distributions from Capital     0.00    0.00    0.00     0.00    0.00
Gains
  Total Distributions            0.00    0.00    0.00     0.00    0.00

NET ASSET VALUE, END OF        $ 1.46  $ 1.37  $ 1.51   $ 1.65  $ 0.79
PERIOD
Total Return                   6.57**   (9.27)% (8.48)%  108.86% (39.69)%

Ratios/Supplemental Data:
  Net Assets, End of Period     $ 366   $ 455 $ 1,036    $ 817   $ 230
(in thousands)
  Ratios to Average Net
Assets:
    Expenses                   3.76%**   4.68%   3.35%    9.19%  12.42%
                                   **
    Net Investment            (3.16)%** (4.56)% (3.24)%  (8.67)% (12.31)%
Income/(Loss)
    Effect of
Reimbursements/Waivers on     0.60%**    1.20%   1.20%    1.20%   1.20%
Above -   Ratios
    Portfolio Turnover Rate   198.92%**   161.01% 189.97%  128.42% 117.18%

** Not annualized

See accompanying Notes to Financial Statements

                          THE APEX MID CAP GROWTH FUND
                          NOTES TO FINANCIAL STATEMENTS
              FOR THE SIX MONTH ENDED JANUARY 31, 2006 (UNAUDITED)

1    SIGNIFICANT ACCOUNTING POLICIES
     Bhirud Funds Inc. (the "Fund") is a diversified open-end management investment company currently consisting of The Apex Mid Cap Growth Fund portfolio (the "Portfolio"). The Fund was incorporated in Maryland on May 27, 1992. Prior to November 4, 1992 (commencement of operations), the Fund had no operations other than the sale of 10,000 shares of stock on August 4, 1992 at a cost of $100,000 to Thomas James MidCap Partners representing the initial capital. The following is a summary of significant accounting policies followed by the Fund:

     SECURITY VALUATION
     Readily marketable portfolio securities listed on the New York Stock Exchange are valued at the last sale price reflected at the close of the regular trading session of the New York Stock Exchange on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices on such day. If no bid or asked prices are quoted on such day, then the security is valued by such method as the Board of Directors shall determine in good faith to reflect its fair value. Readily marketable securities not listed on the New York Stock Exchange but listed on other national securities exchanges or admitted to trading on the National Association of Securities Dealers Automated Quotations, Inc. ("NASDAQ") National List are valued in like manner. Portfolio securities traded on more than one national securities exchange are valued at the last price on the business day as of which such value is being determined as reflected on the tape at the close of the exchange representing the principal market for such securities.

     Readily marketable securities traded in the over-the-counter market, including listed securities whose primary market is believed by the Advisor to be over-the-counter but excluding securities admitted to trading on the NASDAQ National List, are valued at the mean of the current bid and asked prices as reported by NASDAQ or, in the case of securities not quoted by NASDAQ, the National Quotation Bureau or such other comparable sources as the Board of Directors deem appropriate to reflect their fair value.

     United States Government obligations and other debt instruments having sixty days or less remaining until maturity are stated at amortized cost. Debt instruments having a greater remaining maturity will be valued at the highest bid price obtained from a dealer maintaining an active market in that security or on the basis of prices obtained from a pricing service approved as reliable by the Board of Directors.

     SECURITY TRANSACTIONS AND INVESTMENT INCOME
     Security transactions are accounted for on the dates the securities are purchased or sold (the trade dates), with realized gain and loss on investments determined by using specific identification as the cost method. Interest income (including amortization of premium and discount, when appropriate) is recorded as earned. Dividend income and dividends and capital gain distributions to shareholders are recorded on the ex-dividend date.

     FEDERAL INCOME TAXES
     The Fund intends to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code and distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

     CAPITAL LOSS CARRY FORWARDS
     The Fund intends to utilize provisions of the federal income tax laws which allows it to carry a realized capital loss for eight years following the year of loss and offset such losses against any future realized capital gains. At July 31, 2005, the Fund had capital loss carry forward for tax purposes of $ 1,667,143, of which $442,745 expires in 2009, $204,042 expires in 2010,  $112,094 expires in 2011, $239,888 expires in 2012, and
     $668,374 expires in 2013.

2.   CAPITAL STOCK TRANSACTIONS
     The Articles of Incorporation, dated May 27, 1992, permit the Fund to issue twenty billion shares (par value $0.001). Transactions in shares of common stock for the six months ended January 31, 2006 were as follows:


                               For the six months   For the Year Ended
                                            Ended        July 31, 2005
                                  January 31,2006
                               Shares      Amount   Shares      Amount

 Beginning Balance            332,384 $ 3,460,921  688,228  $4,029,909
 Shares Sold                    4,365       6,100    3,120       4,250
 Shares Issued in                   0           0        0           0
 Reinvestment of Dividends

 Shares Redeemed             (86,042)   (120,447) (358,964)  (535,288)

 Reclassification of                0    (34,961)        0    (37,950)
 Capital Account
 Net Increase (Decrease)     (81,677)   (149,308) (355,844)  (568,988)

 Ending Balance               250,707  $3,311,613  332,384  $3,460,921


                          THE APEX MID CAP GROWTH FUND
                          NOTES TO FINANCIAL STATEMENTS
              FOR THE SIX MONTH ENDED  JANUARY 31, 2006 (UNAUDITED)

3.   INVESTMENTS
     Purchases and sales of securities for the six months ended January 31, 2006 other than short-term securities, aggregated $835,729 and $1,020,885, respectively. The cost of securities is substantially the same for Federal income tax purposes. For Federal income tax purposes:

     Aggregate Cost is $795,581

        Gross Unrealized    Gross Unrealized   Net Unrealized
        Appreciation        Depreciation       Depreciation
        $25,589             $(444,329)         $(418,740)

4.   INVESTMENT ADVISORY CONTRACT
     The Fund employs Bhirud Associates, Incorporated (the "Advisor") to provide a continuous investment program for the Fund's portfolio, provide all facilities and personnel, including Officers required for its administrative management, and to pay the compensation of all Officers and Directors of the Fund who are affiliated with the Advisor. As compensation for the services rendered and related expenses borne by the Advisor, the Fund pays the Advisor a fee, computed and accrued daily and payable monthly, equal to 1.00% of the first $250 million of the average net assets of the Portfolio; 0.75% of the average net assets of the Portfolio between $250 and $500 million; and 0.65% of the average net assets of the Portfolio over $500 million. The Advisor has voluntarily agreed to reimburse the Fund in the event the Fund's expenses exceed certain prescribed limits. During the six months ended January 31, 2006 the Advisor elected to defer the payment of Advisory fees payable in the amount of $ 1,972. The Advisor has voluntarily agreed to waive these fees, considering the small assets of the Fund. The Advisory and Administrative Services Contracts provide that if, in any fiscal year, the aggregate expenses of a Fund, excluding interest, taxes, brokerage and extraordinary expenses, but including the Advisory and Administrative Services fees, exceed the expense limitation of any state in which the Corporation is registered for sale, the Funds may deduct from fees paid to the Advisor and Administrator their proportionate share of such excess expenses to the extent of the fees payable. As a result of the passage of the National Securities Markets Improvement Act of 1996, all state expenses limitations have been eliminated at this time.

     The Fund retained Bhirud Associates, Inc. ("BAI") to act as Administrator for the Fund from November 1, 1994. BAI provided administrative services for the Fund. During the six months ended January 31, 2006 the Administrator elected to defer the payment of Administrative service fees payable in the amount of $ 394.

     From December 1, 1996, the U.S. Bank has been providing custodian services and from February 1st, 1998, fund accounting and transfer agency functions are provided by Mutual Shareholders Services LLC.

5.   ORGANIZATION EXPENSES
     The organizational expense was amortized over the first five years of the Fund's operations and is now zero going forward.

6.   DISTRIBUTION PLAN
     The Fund's Board of Directors has adopted a distribution plan (the "Plan") under Section 12(b) of the Investment Company Act of 1940 and Rule 12b-1 thereunder. The Plan provides that the Portfolio may bear certain expenses and costs which in the aggregate are subject to a maximum of 0.25% per annum of the Portfolio's average daily net assets. For the six months ended January 31, 2006, the Fund has incurred distribution costs of $ 444 payable to Bhirud Associates, Inc.

7.   TRANSACTIONS WITH AFFILIATES
     During the six months ended January 31, 2006 the Fund paid $10,174, brokerage commissions to Bhirud Associates, Inc.

8.   RECLASSIFICATION OF CAPITAL ACCOUNTS
     In accordance with generally accepted accounting principals, the Fund recorded reclassifications in the capital accounts. The Fund recorded a permanent book/tax difference of $(34,961) as of July 31, 2005, from undistributed net investment income to paid in capital. These reclassifications have no impact on net asset value of the Fund and are designed generally to present undistributed income and realized gains on a tax basis which is considered to be more informative to the shareholder.

                          THE APEX MID CAP GROWTH FUND
                              C/o Bhirud Funds Inc.
                       3 Thorndal Circle, Darien, CT 06820
                               Tel: (877) 593-8637

Trustees Information
   The Fund's Board of Trustees has responsibility for the overall management and operations of the Portfolios. Each Trustee oversees Fund and serves until he or she resigns, retires or his or her successor is elected and qualified. Each officer serves until his or her successor is elected and qualified. The following table provides information regarding each Trustee, including those who are not an "interested person" of the Fund, as defined in the Investment Company Act of 1940.

Name, Address and Age  Position(s), Length    Principal Occupations
                       of Time Served         During Past 5 Years,
                                              Directorship Held

Officers and
Interested Directors

Suresh L. Bhirud, 57   Chairman of the Board  Chairman of the Board
27 Winding Lane.       and Treasurer since    and Treasures;
Darien, CT 06820       August 6,1992          President of Bhirud
                       President since July   Associates, Inc.
                       23, 2002

Harish L. Bhirud, 52   Director since April   Director and Vice-
71 Strawberry Hill     7, 1997                President of Bhirud
Ave., #607             Vice President since   Funds Inc.
Stamford, CT 06902     January 24, 1995       Vice-President-Bhirud
                       Chief Compliance       Associates, Inc.
                       Officer since
                       September 22, 2004

Disinterested Directors

Timothy M. Fenton,62   Director since August  Licensed Realtor with
                       6, 1992                William Raveis, Since
6 Jackson Dr.                                 August 2002.
Norwalk, CT 06851                             Chairman of Fenton &
                                              Zalenetz Inc., a
                                              direct marketing
                                              consulting firm.

M. John Sterba, Jr.,   Director since August  Chairman of
62                     6,1992                 Investment Management
Investment Mgmt                               Advisors, Inc.
Advisors Inc.
41 Madison Avenue,
33rd Floor
New York, NY 10010

Alexander Norman       Director since August  Independent
Crowder, III, 70       6,1992                 Management
159 East Ave.                                 Consultant, Since
New Canaan, CT 06840                          1991 and part time
                                              Chairman of EFI
                                              Actuaries, Inc.

Investment Advisor & Distributor      Bhirud Associates, Inc.
Administrator                         Bhirud Associates, Inc.
Custodian                             US Bank, N.A.
Legal Counsel                         Sherman & Sterling
Independent Auditors                  VB&T CPA, PLLC

OTHER ITEMS - PROXY VOTING:
A description of the Company's proxy voting policies and procedures relating to the holdings of the Fund is available, without charge and upon request, by calling 1-877-593 8637, on the Mutual Shareholder Services, LLC website at www.mutualss.com and on the SEC's website at www.sec.gov.

Quarterly Filing of Portfolio Holdings:
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's
Forms N-Q are available on the SEC's Website at http://www.sec.gov.
The Fund's Forms N-Q may  also  be  reviewed  and copied at the SEC's
Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or solicitation of an offer to buy shares of Bhirud Funds Inc. Such offering is made only by prospectus, which includes details as to offering price and other material information.


Item 2.  Code of Ethics.

Not applicable to Semi-Annual Reports for the period ended January 31, 2006.

Item 3.  Audit Committee Financial Expert.

Not applicable to Semi-Annual Reports for the period ended January 31, 2006.

Item 4.  Principal Accountant Fees and Services

Not applicable

Item 5. Audit Committee of Listed Companies.  Not applicable.

Item 6.  Schedule of Investments.

Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.

Not applicable.

Item 8.  Purchases of Equity Securities by Closed-End Funds.  Not applicable.

Item 9.  Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedure by which shareholders may recommend nominees to the Fund's Board of Trustees.

Item 10.  Controls and Procedures.

(a) Based on an evaluation of the registrant's disclosure controls and procedures as of 1/31/2006 [within 90 days of filing date of this Form N-CSR], the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.


Item 11. Exhibits

(a) (1)   Not applicable.

(a) (2) Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a) (3)   Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

                           SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

                           Bhirud Funds Inc.


By /s/Suresh L. Bhirud
     Suresh L. Bhirud
     President and Treasurer


Date March 21, 2006